Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity and Related Information
A summary of our stock option activity and related information is as follows:

		Weighted-Average
	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ thousands)
Outstanding at January 1, 2020	1,140,566	20.73
Granted	—	—
Exercised	—	—
Expired	(718,066)	20.29
Outstanding at December 31, 2020	422,500	21.49	2.19

At December 31, 2020:
Vested and expected to vest	250,000	15.53	1.37	352
Exercisable	250,000	15.53	1.37	352

Schedule of Key Inputs and Assumptions in Stock Option Valuation Models	The weighted-average grant date fair value of stock options granted during 2018 was $6.84 per share.

2018
Valuation model	Monte Carlo
Exercise price ($)	30.12
Expected option term (in years)	2.83
Expected volatility of the Company’s stock (%)	35.00
Risk-free interest rate (%)	2.73
Dividend yield (%)	2.66

Summary of Stock Award Activity and Related Information
A summary of our stock award activity and related information is as follows:

	PSUs	Weighted- Average Grant Date Fair Value ($)	RSUs	Weighted- Average Grant Date Fair Value ($)
Nonvested at January 1, 2020	5,060,951	19.41	130,009	14.07
Granted	—	—	2,375,141	9.04
Vested	(474,399)	24.07	(136,161)	13.64
Forfeited	(1,229,586)	20.16	(2,606)	9.08
Nonvested at December 31, 2020	3,356,966	18.40	2,366,383	9.05

At December 31, 2020:
Unrecognized cost for nonvested awards ($ thousands)	1,052		17,827
Weighted-average future recognition period (in years)	0.27		1.93

Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value	Details of the grants are as follows:

	2020	2019	2018
PSUs granted during the year	—	2,133,512	1,564,083
Weighted-average grant date fair value ($)	—	11.10	28.93

RSUs granted during the year	2,375,141	131,676	68,142
Weighted-average grant date fair value ($)	9.04	14.10	30.23

Schedule of Stock-Based Compensation Expense
Total compensation cost (recovery) for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ thousands)	2020	2019	2018
Cost of services	(1,137)	2,131	1,923
Cost of product sales	(282)	430	445
Selling, general and administrative	(4,162)	21,409	27,702
Research and development	(1,296)	2,544	3,016
Stock-based compensation expense before income taxes	(6,877)	26,514	33,086
Income tax (provision) benefit	(1,856)	6,119	7,562
Total stock-based compensation, net of tax	(5,021)	20,395	25,524